Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2023
Financial risk management and financial instruments
Financial instruments

		Carrying		Carrying
		value	Fair value	value	Fair value	Fair value
		2023	2023	2022	2022	hierarchy
Financial instrument	Note	Rm	Rm	Rm	Rm	of inputs
Financial assets
At amortised cost
Long-term restricted cash[6]		1 447	1 447	1 531	1 531	Level 1[1]
Long-term receivables	18	2 803	2 803	3 023	3 023	Level 3[2]
Trade and other receivables	23	30 915	30 915	38 936	38 936	Level 3[3]
Cash and cash equivalents	26	53 926	53 926	43 140	43 140	Level 1[1]
At fair value through profit or loss
Long-term and short-term financial assets		2 225	2 225	868	868
Commodity and currency derivative assets		472	472	247	247	Level 2
Oxygen supply contract embedded derivative assets		516	516	621	621	Level 3
Other short-term investments		1 237	1 237	—	—	Level 1[1]
Designated at fair value through other comprehensive income
Investments in listed securities[6]		701	701	480	480	Level 1[4]
Investments in unlisted securities[6]		12	12	13	13	Level 3[5]
Financial liabilities
At amortised cost
Total long-term debt	14	124 068	116 533	104 834	98 491
Listed long-term debt (Bonds issued)[7]		90 248	82 768	78 076	71 667	Level 1[4]
Listed convertible bonds		12 238	12 072	—	—	Level 3[8]
Unlisted long-term debt[7]		21 582	21 693	26 758	26 824	Level 3[2]
Lease liabilities	15	16 297		16 034
Short-term debt and bank overdraft		238	238	255	255	Level 3[3]
Trade and other payables	24	35 118	35 118	39 873	39 873	Level 3[3]
At fair value through profit or loss
Long-term and short-term financial liabilities		3 397	3 397	7 127	7 127
Commodity and currency derivative liabilities		1 102	1 102	6 845	6 845	Level 2
Convertible bond embedded derivative liability		1 302	1 302	—	—	Level 3
Oxygen supply contract embedded derivative liabilities		993	993	282	282	Level 3
1	The carrying value of cash, other short-term deposits and other short-term investments is considered to reflect its fair value.

37	Financial risk management and financial instruments continued

37.1Financial instruments classification and fair value measurement continued

2	Determined with a discounted cash flow model using market related interest rates.
3	The fair value of these instruments approximates their carrying value, due to their short-term nature.
4	Based on quoted market price for the same instrument.
5	Determined using discounted cash flows modelling forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices and an appropriate WACC for the region.
6	Presented as part of Other long-term investments on the Statement of financial position.
7	Includes unamortised loan costs.

Schedule of external credit rating

	Credit rating
Agency	2023	2022
S&P	BB+ (stable)	BB (positive)
Moody’s	Ba2 (positive)	Ba2 (positive)

Schedule of expected credit losses recognised

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2023
Long-term receivables	—	—	49	49	62	111
Trade receivables	—	34	227	261	—	261
Other receivables	102	—	385	487	4	491
	102	34	661	797	66	863

					12-month
	Lifetime ECL				ECL
					No
	Significant				significant
	increase in	Simplified			increase in
	credit risk	approach			credit risk	Total
	since initial	for trade	Credit-	Total lifetime	since initial	expected
	recognition	receivables	impaired	ECL	recognition	credit loss
	Rm	Rm	Rm	Rm	Rm	Rm
2022
Long-term receivables	—	—	41	41	44	85
Trade receivables	—	30	101	131	—	131
Other receivables	1	—	272	273	58	331
	1	30	414	445	102	547

Schedule of credit risk profile of financial assets at amortised cost

	2023			2022
	Low risk	Medium risk	High risk	Low risk	Medium risk	High risk
			CCC+ and			CCC+ and
	AAA to A-	BBB+ to B-	below	AAA to A-	BBB+ to B-	below
	%	%	%	%	%	%
Long-term receivables	29	59	12	51	43	6
Trade receivables	77	18	5	73	24	3
Other receivables	82	15	3	83	15	2
Cash and cash equivalents*	20	78	2	18	81	1
*	Includes long-term restricted cash.

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

The maturity profile of the undiscounted contractual cash flows of financial instruments at 30 June were as follows:

		Carrying	Contractual	Within one	One to	Three to	More than
		amount	cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm	Rm
2023
Financial assets
Non-derivative instruments
Long-term receivables	18	2 803	3 105	—	1 119	273	1 713
Trade and other receivables	23	30 915	30 915	30 915	—	—	—
Cash and cash equivalents	26	53 926	53 926	53 926	—	—	—
Investments through other comprehensive income		713	713	713	—	—	—
Investments through profit or loss		1 237	1 237	1 237	—	—	—
Long-term restricted cash		1 447	1 447	—	—	—	1 447
		91 041	91 343	86 791	1 119	273	3 160
Derivative instruments
Forward exchange contracts		133	17 866	17 866	—	—	—
Crude oil put options		253	253	253	—	—	—
Foreign exchange zero cost collars		76	76	76	—	—	—
Other commodity derivatives		10	10	10	—	—	—
Oxygen supply contract embedded derivative		516	891	69	138	138	546
		92 029	110 439	105 065	1 257	411	3 706
Financial liabilities
Non-derivative instruments
Long-term debt**	14	(124 068)	(160 266)	(36 198)	(13 241)	(56 442)	(54 385)
Lease liabilities	15	(16 297)	(34 111)	(3 261)	(5 364)	(3 559)	(21 927)
Short-term debt	16	(79)	(79)	(79)	—	—	—
Trade and other payables	24	(35 118)	(35 118)	(35 118)	—	—	—
Bank overdraft	26	(159)	(159)	(159)	—	—	—
		(175 721)	(229 733)	(74 815)	(18 605)	(60 001)	(76 312)
Derivative instruments
Forward exchange contracts		(353)	(18 086)	(18 086)	—	—	—
Foreign exchange zero cost collars		(579)	(579)	(579)	—	—	—
Ethane swap options		(158)	(158)	(158)	—	—	—
Crude oil futures		(12)	(12)	(12)	—	—	—
Oxygen supply contract embedded derivative		(993)	(3 606)	(64)	(109)	(101)	(3 332)
		(177 816)	(252 174)	(93 714)	(18 714)	(60 102)	(79 644)
*	Contractual cash flows include interest payments.

**

The repayment of the notional amount of the convertible bonds is included in the one to three years category, in line with the contractual maturity date. The convertible bonds are convertible into ordinary shares of Sasol at the election of the holders if the Sasol share price appreciates above a specified conversion price. Refer to note 14 for more information.

The impact of the refinancing activities can be seen in the significant increase in contractual payments due beyond three years.

Current financial assets are sufficient to cover financial liabilities for the next year. The shortfall beyond one year will be funded through cash generated from operations, utilisation of available facilities and the refinancing of existing debt.

37	Financial risk management and financial instruments continued

37.2	Financial risk management continued

		Carrying	Contractual	Within one	One to	Three to	More than
		amount	cash flows*	year	three years	five years	five years
	Note	Rm	Rm	Rm	Rm	Rm	Rm
2022
Financial assets
Non-derivative instruments
Long-term receivables	18	3 023	3 316	—	1 447	777	1 092
Trade and other receivables	23	38 936	38 936	38 936	—	—	—
Cash and cash equivalents	26	43 140	43 140	43 140	—	—	—
Investments through other comprehensive income		493	493	493	—	—	—
Long-term restricted cash		1 531	1 531	—	—	—	1 531
		87 123	87 416	82 569	1 447	777	2 623
Derivative instruments
Forward exchange contracts		68	9 005	9 005	—	—	—
Crude oil futures		25	25	25	—	—	—
Foreign exchange zero cost collars		76	76	76	—	—	—
Crude oil zero cost collars		17	17	17	—	—	—
Other commodity derivatives		61	61	61	—	—	—
Oxygen supply contract embedded derivative		621	1 236	69	135	142	890
		87 991	97 836	91 822	1 582	919	3 513
Financial liabilities
Non-derivative instruments
Long-term debt	14	(104 834)	(123 107)	(25 980)	(51 730)	(14 527)	(30 870)
Lease liabilities**	15	(16 034)	(31 386)	(2 941)	(4 778)	(3 550)	(20 117)
Short-term debt	16	(82)	(82)	(82)	—	—	—
Trade and other payables	24	(39 873)	(39 873)	(39 873)	—	—	—
Bank overdraft	26	(173)	(173)	(173)	—	—	—
		(160 996)	(194 621)	(69 049)	(56 508)	(18 077)	(50 987)
Derivative instruments
Forward exchange contracts		(50)	(8 986)	(8 986)	—	—	—
Foreign exchange zero cost collars		(454)	(454)	(454)	—	—	—
Crude oil zero cost collar		(6 176)	(6 176)	(6 176)	—	—	—
Coal swap options		(112)	(112)	(112)	—	—	—
Oxygen supply contract embedded derivative		(282)	(1 850)	(6)	—	—	(1 844)
Other commodity derivatives		(53)	(53)	(53)	—	—	—
		(168 123)	(212 252)	(84 836)	(56 508)	(18 077)	(52 831)
*	Contractual cash flows include interest payments.
**

During the year a misstatement was identified in the calculation of the contractual cash flows in relation to certain lease liabilities. Contractual cash flows presented as R27 107 million have been revised by R4 279 million to R31 386 million for 2022. The maturity profile was also adjusted accordingly.

Schedule of derivative transactions

	Financial	Financial	Financial	Financial
	asset	liability	asset	liability	Income statement gain/(loss)
	2023	2023	2022	2022	2023	2022	2021
	Rm	Rm	Rm	Rm	Rm	Rm	Rm
Commodity and currency derivatives
Interest rate swap options	—	—	—	—	—	1 029	(37)
Crude oil put options	253	—	—	—	(507)	—	(1 545)
Crude oil zero cost collars	—	—	17	(6 176)	3 953	(11 349)	(1 871)
Crude oil swap options	—	—	—	—	—	(5 140)	(1 267)
Crude oil futures	—	(12)	25	—	401	(1 049)	(774)
Ethane swap options	—	(158)	—	—	(272)	279	680
Coal swap options	—	—	—	(112)	1 099	691	—
Other commodity derivatives	10	—	61	(53)	180	(593)	—
Forward exchange contracts	133	(353)	68	(50)	(1 339)	(677)	1 011
Foreign exchange zero cost collars	76	(579)	76	(454)	(301)	(1 580)	4 027
Embedded derivatives
Convertible bond embedded derivative	—	(1 302)	—	—	867	—	—
Oxygen supply contract embedded derivatives*	516	(993)	621	(282)	(794)	64	2 058
Non-derivative financial instruments
Investments at fair value through profit or loss**	1 237	—	—	—	—	—	—
	2 225	(3 397)	868	(7 127)	3 287	(18 325)	2 282
*	Relates to a US dollar derivative that is embedded in long-term oxygen supply contracts to our SO.

**	Fair value gains and losses are presented in other operating income and expenses, separately from derivative gains and losses.

		Contract/Notional amount*					Average price**
		Open	Settled	Open	Settled		Floor	Cap	Floor	Cap
		2023	2023	2022	2022		2023	2023	2022	2022
		Million	Million	Million	Million
Fair value hedges
Crude oil put options purchased***	barrels	16,3	—	—	10,0	US$/bbl	49,4	—	—	—
Crude oil put options sold	barrels	—	—	—	10,0	US$/bbl	—	—	—	—
Crude oil zero cost collars	barrels	—	29,0	29,0	24,0	US$/bbl	—	—	63,3	96,6
Crude oil swap options	barrels	—	—	—	18,0	US$/bbl	—		—
Crude oil futures	US$	2	21	1	29	US$/bbl	75,0		109,9
Ethane swap options	barrels	3,6	1,3	—	4,0	US$ c/gal	30,1	—	—	—
Coal swaps	ton	—	0,9	0,4	1,0	US$/ton	—	—	293,7	—
Forward exchange contracts	US$	836	—	334	—	R/US$	18,61		16,24
Forward exchange contracts	EUR	30	—	70	—	US$/EUR	1,10		1,07
Foreign exchange zero cost collars	US$	2 760	4 400	4 400	3 900	R/US$	16,72	20,71	15,04	18,06

*       The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.

**     For open positions.

***   Total premium paid for contracts entered into in the year US$42,0 million (2022: US$nil million).

Oxygen supply contract embedded derivative assets and liabilities
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2023	2022
for the year ended 30 June	Rm	Rm
Balance at the beginning of the year	339	373
Amounts settled during the year	(22)	(98)
Fair value loss recognised in other operating expenses and income	(794)	64
Balance at the end of the year	(477)	339

Summary of sensitivities

	Increase/(decrease) in profit or
	loss
	Change	2023	2022
Input	in input	Rm	Rm
Rand/US$ Spot price	+R1/US$	(478)	(513)
	-R1/US$	478	513
US$ Swap curve	+0,10%	87	86
	-0,10%	(89)	(87)
Rand Swap curve	+1,00%	(734)	(786)
	-1,00%	848	911

Convertible bond embedded derivative liability
Financial risk management and financial instruments
Summary of reconciliation of opening and closing balance of embedded derivative

	2023	2022
for the year ended 30 June	Rm	Rm
Recognition of embedded derivative upon issue of bond	2 089	—
Fair value loss recognised in other operating expenses and income	(867)	—
Translation of foreign operations	80	—
Balance at the end of the year	1 302	—

Summary of sensitivities

		Increase/(decrease) in profit or
		loss
	Change	2023	2022
Input	in input	Rm	Rm
Credit spread	+100bps	(433)	—
	-100bps	455	—
Calibrated volatility	+5%	(377)	—
	-5%	364	—

Exchange rate
Financial risk management and financial instruments
Summary of sensitivities

	2023		2022
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Equity	75	1 209	325	1 239
Income statement	75	1 209	325	1 239

Schedule of foreign exchange rates

	Average rate		Closing rate
	2023	2022	2023	2022
	Rand	Rand	Rand	Rand
Rand/Euro	18,62	17,15	20,55	17,07
Rand/US$	17,77	15,21	18,83	16,28

Schedules of information related to foreign currency risk and commodity price risk

	2023		2022
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Long-term receivables	—	339	—	336
Trade and other receivables[1]	544	3 520	739	4 961
Cash and cash equivalents[1]	2 835	1 872	2 158	3 359
Net exposure on assets	3 379	5 731	2 897	8 656
Trade and other payables[2]	(302)	(2 129)	(166)	(4 552)
Net exposure on liabilities	(302)	(2 129)	(166)	(4 552)
Exposure on external balances	3 077	3 602	2 731	4 104
Net exposure on balances between Group companies	(2 323)	8 484	1 981	8 286
Total net exposure	754	12 086	4 712	12 390
1	The US$ amounts in 2022 related to proceeds generated through exports from South Africa.
2	The above-average US$ amount in 2022 was due to purchases of crude oil at higher prices which normalised in the current year.

Interest rate risk
Financial risk management and financial instruments
Summary of sensitivities

	Income statement — 1% increase
			United States
	South Africa	Europe	of America	Other
	Rm	Rm	Rm	Rm
30 June 2023	300	28	(63)	26
30 June 2022	257	22	(153)	16

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2023	2022
	Rm	Rm
Variable rate instruments
Financial assets	50 123	40 250
Financial liabilities	(20 911)	(26 094)
	29 212	14 156
Fixed rate instruments
Financial assets	7 005	7 121
Financial liabilities*	(103 317)	(78 913)
	(96 312)	(71 792)
Interest profile (variable: fixed rate as a percentage of total financial assets)	88:12	85:15
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	17:83	25:75
*	The increase in fixed exposure is due to the issuance of additional fixed-rate debt in the current period.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2023	2022
	US$	US$
High	124,79	137,64
Average	87,34	92,06
Low	71,70	66,17